Debt (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 22, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Feb. 01, 2019	Mar. 31, 2016
Disclosure of detailed information about borrowings [line items]
Amount drawn down			$ 335,000,000	$ 0
Repayment of credit facility			185,000,000	0
Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt			$ 275,000,000	$ 0
Credit facility term				4 years
Line of credit, maximum borrowing capacity				$ 300,000,000.0
Debt covenant, tangible net worth requirement							$ 1,036,400,000
Debt covenant, tangible net worth, net income added (percent)		50.00%
Debt covenant, tangible net worth requirement, percent					70.00%
Debt covenant, leverage ratio			3.5
Debt covenant, interest coverage ratio			3.0
Amount drawn down			$ 335,000,000	0
Repayment of credit facility			60,000,000
Standby charges on undrawn amounts			900,000	1,400,000
Interest expense on borrowings			$ 11,600,000	$ 0
Weighted average [member] | Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (percent)			4.30%
Tahoe Resources, Inc [member] | Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	$ 500,000,000.0					$ 400,000,000.0
Additional upfront costs	$ 2,000,000
Repayment of credit facility			$ 125,000,000
Tahoe Resources, Inc [member] | Bottom of range [member] | Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Line of credit facility, unused capacity, commitment fee (percent)			0.4219%
Tahoe Resources, Inc [member] | Top of range [member] | Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Line of credit facility, unused capacity, commitment fee (percent)			0.6188%
Tahoe Resources, Inc [member] | LIBOR [member] | Bottom of range [member] | Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			1.875%
Tahoe Resources, Inc [member] | LIBOR [member] | Top of range [member] | Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			2.75%
Tahoe Resources, Inc [member] | Bank of Nova Scotia's Base Rate [member] | Bottom of range [member] | Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			0.875%
Tahoe Resources, Inc [member] | Bank of Nova Scotia's Base Rate [member] | Top of range [member] | Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			1.75%